CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 12,746	$ 49,844	$ 119,063
Other comprehensive income - Defined benefit plan	4	55	182
Comprehensive income	$ 12,750	$ 49,899	$ 119,245